11. Investments	12 Months Ended
Dec. 31, 2019
Investments Abstract
Investments

The Company holds interest in certain Special Purpose Entities (SPE). Although SABESP has no majority shares of its investees, the shareholders’ agreement provides for the power of veto in certain management issues, however, with no ability to use such power of veto in a way to affect returns over investments, indicating participating shared control (joint venture – IFRS 11).

The Company holds interest recognized by the equity accounting in the following investees:

Sesamm

As of August 15, 2008, the Company, together with GS Inima Brasil Ltda (“GS Inima”), successor of Técnicas y Gestion Medioambiental S.A.U. (“TGM”) and GS Inima Environment S/A (currently OHL Medio Ambiente); and Estudos Técnicos e Projetos ETEP Ltda. (“ETEP”), succeeded by ECS Operações e Participações Ltda (“ECS”), incorporated Sesamm – Serviços de Saneamento de Mogi Mirim S/A for a period of 30 years from the date the concession agreement with the municipality for the purpose of providing complementary services to the sewage diversion system and implementing and operating sewage treatment system in the municipality of Mogi Mirim, including the disposal of solid waste.

On October 30, 2019, ECS shares were transferred to GS Inima Brasil, after the transfer SABESP continues to hold a 36% interest and GS Inima has increased to 64%.

Sesamm's capital as of December 31, 2019, totaled R$ 19,532, and was represented by 19,532,409 registered common shares without a par value.

The operations initiated in June 2012.

Águas de Andradina

As of September 15, 2010, the Company, together with Companhia de Águas do Brasil – Cab Ambiental, currently Iguá Saneamento S/A (“Iguá”), incorporated Águas de Andradina S.A., with indefinite term, for the purpose of providing water supply and sewage services to the municipality of Andradina.

As of December 31, 2019, the capital of Águas de Andradina totaled R$ 17,936, divided into 17,936,174 registered common shares without a par value. SABESP holds 30% of its equity interest and Iguá 70%. The amount of R$ 12 is recorded under investee’s equity, as advance for future capital increase.

The Company pledges as guarantee 100% of its shares in Águas de Andradina as a counter guarantee for the issuance of Letters of Guarantee with BNDES.

The operations initiated in October 2010.

Águas de Castilho

As of October 29, 2010, the Company, together with Águas do Brasil – Cab Ambiental, currently Iguá Saneamento S/A (“Iguá”), incorporated Águas de Castilho, for the purpose of providing water supply and sewage services to the municipality of Castilho.

As of December 31, 2019, the company’s capital was R$ 2,785, and was represented by 2,785,225 registered shares without a par value. SABESP holds a 30% interest and Iguá 70%.

The Company pledges as guarantee 100% of its shares in Águas de Castilho as a counter guarantee for the issuance of Letters of Guarantee with BNDES.

The operations initiated in January 2011.

Saneaqua Mairinque

As of June 14, 2010, the Company, together with BRK Ambiental Participações S/A (“BRK”) currently Odebrecht Utilities S/A, former Foz do Brasil S.A., incorporated Saneaqua Mairinque S/A, with indefinite term, for the purpose of exploring water supply and sewage services of the municipality of Mairinque.

As of December 31, 2019, the capital of Saneaqua Mairinque totaled R$ 4,183, and was represented by 3,141,239 registered common shares without a par value. SABESP holds a 30% interest and BRK 70%.

As guarantee for the financing for Saneaqua Mairinque, the Company pledges 100% of its shares in said company..

The operations initiated in October 2010.

Attend Ambiental

As of August 23, 2010, SABESP, jointly with Companhia Estre Ambiental S.A. (“Estre”), incorporated Attend Ambiental S.A., for constructing and operating a pretreatment of non-domestic effluent station, sludge transportation and related services in the city of São Paulo as well as implement similar structures in other areas in Brazil and abroad.

In 2019, the investee received a capital contribution in the amount of R$ 24,277, through the issuance of 24,277,245 new registered common shares with no par value, through the conversion of the total credits held by the shareholders against the Company, resulting from Loan Agreements.

As of December 31, 2019, the capital totaled R$ 37,677, and was represented by 37,677,245 registered common shares without a par value. SABESP holds a 45% interest and Estre 55%.

The operations initiated in December 2014.

Aquapolo Ambiental S/A.

As of October 8, 2009, the Company, together with Odebrecht Utilities S/A, formerly Foz do Brasil S.A., incorporated Aquapolo Ambiental S.A., for the purpose of producing, providing and trading reused water for Quattor Química S.A., Quattor Petroquímica S.A., Quattor Participações S.A. and other companies comprising the Petrochemical Complex of Capuava and the metropolitan region of São Paulo.

As of December 31, 2019, the capital of Aquapolo totaled R$ 36,412, and was represented by 42,419,045 registered common shares without a par value. SABESP holds 49% of its equity interest.

The Company pledges as guarantee to the loan acquired through the issuance of debentures, 100% of its shares in Aquapolo Ambiental S/A.

The operations initiated in October 2012.

Paulista Geradora de Energia

As of April 13, 2015, the Company acquired shares from Empresa Paulista Geradora de Energia S/A - PGE, jointly with Servtec Investimentos e Participações Ltda ("Servtec) and Tecniplan Engenharia e Comércio Ltda ("Tecniplan"), which operational purpose is the implementation and commercial exploration of water potential in small hydroelectric power plants (PCHs), located at the Guaraú and Vertedouro Cascata Water Treatment Stations.

As of December 31, 2019, the capital of Paulista Geradora de Energia was R$ 8,679, represented by 8,679,040 registered common shares without a par value, in which SABESP holds a 25% interest, Servtec holds 37.5% and Tecniplan 37.5%.

As of December 31, 2019, operations had not initiated yet.

Below is a summary of the investees’ financial information and SABESP’s equity interest:

Company	Equity			Capital increase	Dividends distributed	Other Comprehensive Income	Profit (loss) for the year
	2019	2018	2017	2019	2019	2019	2019	(*)	2018	2017

Sesamm	45,923	43,547	39,262	-	(2,042)	-	6,485	(2,067)	5,621	2,707
Águas de Andradina (i)	30,065	24,832	19,392	-	(2,038)	-	7,070	201	2,407	4,471
Águas de Castilho	7,242	6,084	4,880	-	(609)	-	1,648	119	1,001	933
Saneaqua Mairinque	4,783	5,720	4,327	-	(11)	(55)	(867)	(4)	(790)	390
Attend Ambiental	7,486	1,426	5,169	24,277	-	-	(17,781)	(436)	(3,743)	1,324
Aquapolo Ambiental	37,772	30,170	18,757	-	(8,681)	-	16,283	-	11,413	6,470
Paulista Geradora de Energia	7,144	7,625	8,447	-	-	-	(481)	-	(822)	(22)

Company	Investments		Capital increase	Dividends distributed	Other Comprehensive Income	Equity in the earnings of subsidiaries				Interest percentage
	2019	2018	2019	2019	2019	2019	(*)	2018	2017	2019	2018	2017

Sesamm	16,533	15,677	-	(735)	-	2,335	(744)	2,023	975	36%	36%	36%
Águas de Andradina	9,020	7,450	-	(611)	-	2,121	60	722	729	30%	30%	30%
Águas de Castilho	2,172	1,826	-	(183)	-	493	36	300	287	30%	30%	30%
Saneaqua Mairinque	1,434	1,716	-	(3)	(17)	(260)	(2)	(237)	71	30%	30%	30%
Attend Ambiental	3,369	642	10,925	-	-	(8,002)	(196)	(1,684)	560	45%	45%	45%
Aquapolo Ambiental	18,508	14,783	-	(4,254)	-	7,979	-	5,592	3,144	49%	49%	49%
Paulista Geradora de Energia	1,786	1,905	-	-	-	(119)	-	(206)	(6)	25%	25%	25%
Total	52,822	43,999	10,925	(5,786)	(17)	4,547	(846)	6,510	5,760
Other investments	365	588
Overall total	53,187	44,587

(*) Refer to changes in the equity of investees, as their financial statements for the year ended December 31, 2018 were issued, including some adjustments, after the Company’s financial statements.